Exhibit 99.6 Schedule 2

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	7960718	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Rental Property Income-

The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The borrower was qualified using $XXXX rental income on the departure residence. Guidelines require documentation to confirm 25% equity with either an appraisal within 6 months of the subject transaction or calculation of original sales and current unpaid balance principle balance. Appraisal was not provided. Calculation using sales price of $XXXX and current balance of $XXXX results in equity of XXXX%. DTI without rental income applied results in DTI increase from XXXX% to XXXX% which exceeds guideline max of 50%.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7992807	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The lender did not sign the loan agreement. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) Mortgage History - Missing/Incomplete-

DSCR program refinance. A 12 month mortgage payment history is required on the subject and primary residence and is missing from the file as required (not reporting on the credit report). The subject property has 2 mortgages being paid off at closing with xx and xx.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Credit Report - Minimum Trade Lines-

The borrower, xx, does not meet the minimum trade line requirements with 3 tradelines open for at least 24 months, or 2 tradelines if the borrower has a satisfactory mortgage rating for 12 months within last 24 months and 1 additional open tradeline open for 24 months and active within most recent 6 months. The credit report reflects just 1 revolving account reviewed for 21 months and no mortgage history provided in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports value.	Experienced Investor. XX months of reserves. XXXX DSCR. Experienced Investor. XX months of reserves. XXXX DSCR.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7988979	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a borrower with a credit score of XXX is XX%. The co-borrower, added to the loan after prefund review, has a credit score of XXX, which results in the reduced max LTV from XX% to XX%. The subject loan closed with an LTV of XX%.

Response 1 (XX/XX/XXXX XX:XXAM)
Unclear how documentation addresses defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensating factors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain a CDA from XXXX or XXXX as required to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	Comp factors - Qualifying Credit score XXX, DSCR XXXX and reserves of $XXXX.	3	2	3	2	4	1	3	1	C	B	C	B	C	A	D	A	C	B	C	B	C	A	D	A	C	B	C	B	C	A	D	A	C	B	C	B	C	A	D	A	C	B	C	B	C	A	D	A
XXXX	7983031	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: the loan agreement addendum is not signed by the lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) DSCR - Missing HUD-

Missing Final HUD evidencing mortgage with XXXX paid off. Additional conditions may apply

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Flood Certificate - Missing-

The flood certificate is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost and to encompass at least 6 months rent loss insurance. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The loan file does not contain an approval detailing the terms of the loan.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The loan file is missing a Certificate of Status/Good Standing from the Secretary of State within 30 days of closing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The appraisal reflects the subject property as vacant. The file does not contain a lease. Guidelines on a rate and term refinance reflect that if the property in unleased at time of origination, XX% of the market rent must be used. The market rent is $XXXX in which XX%, or $XXXX of market rent used for the determination of the DSCR. DSCR XXXX which does not meet the minimum required DSCR of XXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Guidelines on a rate and term refinance reflect that if the property is unleased at time of origination, XX% of the market rent must be used. The market rent is $XXXX in which XX%, or $XXXX of market rent must be used for the determination of the DSCR. Based upon this calculation, the DSCR is XXXX which does not meet the minimum required DSCR of XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensating factors. (Waived)

(Open) Credit Report - Alerts-

The credit report contains a fraud alert with the borrower's contact phone number which was not addressed in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
The Fraud Alert began on XX/XX/XXXX. It will be maintained for XXX year. Under FCRA and XXX, the lender is supposed to attest to calling the borrower at the number on the credit report to confirm application was made. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensating factors. (Waived)

(Clear) Mortgage History - Missing/Incomplete-

DSCR guidelines require a 12 month mortgage payment history on the subject property and the primary residence. The mortgage payment history with xx securing the subject property was not verified in the file as required.

Response 1 (XX/XX/XXXX XX:XXPM)
The loan in question had the same balance at origination and payoff with monthly interest of around $XXXX. The loan was interest only and the accrued interest on the final did not reflect any past due interest. (Resolved)

(Clear) Credit Report - Adverse Credit-

The credit report reflects an installment debt charge-off with XXXX with a balance of $XXXX. Guidelines require charge-offs of non-mortgage accounts to be paid if individual charge-off is equal to or greater than $XXXX or if cumulative total is equal to or greater than $XXXX. Charge-offs that have expired under the statute of limitations may be excluded provided the expiration has been documented.

Response 1 (XX/XX/XXXX XX:XXPM)
Pag 1 of the credit report reflected a XXXX installment account in the amount of $XXXX that was charged off XX/XXXX. It is non-mortgage and it is within the statute of limitations. It must be paid off. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Upon review by Senior Management, although we concur this was missed during the pre-close review this was also missed at origination and is part of the guidelines. The charge off is well over the allowed $XXXX at $XXXX. We need proof this was either paid off or a LOE stating this was fraud and proof of such. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
New credit report received with all derogatory information removed. (Resolved)

(Open) Assets - Minimum Reserves-

Required reserves 7 months of $XXXX (XX months on subject property and 1 additional month for 1 additional financed property based on the PITIA of the subject property). Total verified assets in the file $XXXX results in a reserve shortage of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The condition could not be fully addressed until the final closing statement was received. Only a preliminary HUD was initially received and a condition for the final HUD was addressed on XX/XX/XXXX. Up until then several different HUD's were provided. The final HUD reflected the borrower had to bring $XXXX to closing and also reflected the lender collected one month of principal and interest in the amount of $XXXX. This resulted in a $XXXX total shortage that must be documented. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Client request to waive based on compensating factors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain a desk review through XXXX (CDA) or XXXX (ARR) per the guidelines to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	Comp factors - Qualifying Credit Score XXX & experienced investor. Comp factors - Qualifying Credit Score XXX & experienced investor. Comp factors - Qualifying Credit Score XXX & experienced investor.	3	2	3	2	2	1	3	1	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A
XXXX	7958026	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a first lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
Finding voided. (Upheld)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Administration Fee $XXXX, Lender Closing Fee $XXXX, Origination Fee $XXXX, Processing Fee $XXXX, and Underwriting Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

Response 1 (XX/XX/XXXX XX:XXPM)
Finding voided. (Void)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. File contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7960717	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR 1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Non-QM loan. Finding voided.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Administration $XXXX, Lender $XXXX, Origination $XXXX, Processing $XXXX and Underwriting $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

Response 1 (XX/XX/XXXX XX:XXPM)
Non-QM loan. Finding voided.

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B - Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX: Appraisal Completion. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Appraisal - Other- Lender Exception provided for use of 3 closed sales and 1 listing when 6 preferably closed sales (minimum of 4) required. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: DTI XXXX% when XX% max; LTV XXXX% when XX% max.	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	7963398	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A